[Letterhead of Paul, Hastings, Janofsky & Walker LLP]


(212) 318-6531
brianhurley@paulhastings.com


August 3, 2007                                                       41375.00005


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC   20549

Re:      Daily Income Fund (the "Company")


Ladies and Gentlemen:

Transmitted herewith for filing is a Registration Statement on Form N-14 for the above referenced Company. As indicated on the facing page, the Company proposes that the filing become effective on or before September 4, 2007, pursuant to Rule 488(a) under the Securities Act of 1933. This Registration Statement is being filed in connection with the proposed reorganization of the Municipal Portfolio of the Daily Tax Free Income Fund, Inc., its sole series, into the Municipal Portfolio of the Company.

Please call the undersigned at (212) 318-6531 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Brian F. Hurley
Brian F. Hurley
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure